FINANCIAL INSTRUMENTS – FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF CARRYING VALUES OF FINANCIAL INSTRUMENTS

	For the Year Ended December 31, 2023
	Carrying Amount			Fair Value
	Financial Assets at Amortized Cost	Other Financial Liabilities	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	-	-	-	14,222	-	14,222
Total Financial Assets Measured at Fair Value (FV)	-	-	-	14,222	-	14,222
Financial Liabilities Measured at Fair Value (FV)
Warrants	-	-	-	-	269	269
Total Financial Liabilities Measured at Fair Value (FV)	-	-	-	-	269	269
Financial Assets Not Measured at Fair Value (FV)
Cash and Cash Equivalents	14,707	-	14,707	-	-	-
Restricted Cash	12,948	-	12,948	-	-	-
Trade Receivables	6,441	-	6,441	-	-	-
Other Receivables	63	-	63	-	-	-
Total Financial Assets Not Measured at Fair Value (FV)	34,159	-	34,159	-	-	-
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	-	571	571	-	-	-
Accrued Liabilities	-	13,374	13,374	-	-	-
Customer Deposits	-	12,948	12,948	-	-	-
Other Payables	-	302	302	-	-	-
Total Financial Liabilities Not Measured at Fair Value (FV)	-	27,195	27,195	-	-	-

	For the Year Ended December 31, 2022
	Carrying Amount			Fair Value
	Financial Assets at Amortized Cost	Other Financial Liabilities	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	-	-	-	7,892	-	7,892
Total Financial Assets Measured at Fair Value (FV)	-	-	-	7,892	-	7,892
Financial Liabilities Measured at Fair Value (FV)
Warrants	-	-	-	-	242	242
Total Financial Liabilities Measured at Fair Value (FV)	-	-	-	-	242	242
Financial Assets Not Measured at Fair Value (FV)
Cash and Cash Equivalents	10,846	-	10,846	-	-	-
Restricted Cash	7,481	-	7,481	-	-	-
Trade Receivables	1,547	-	1,547	-	-	-
Other Receivables	74	-	74	-	-	-
Total Financial Assets Not Measured at Fair Value (FV)	19,948	-	19,948	-	-	-
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	-	474	474	-	-	-
Accrued Liabilities	-	11,866	11,866	-	-	-
Customer Deposits	-	7,481	7,481	-	-	-
Other Payables	-	1,188	1,188	-	-	-
Total Financial Liabilities Not Measured at Fair Value (FV)	-	21,009	21,009	-	-	-

SCHEDULE OF DETAILED INFORMATION ABOUT CREDIT RISK TRADE RECEIVABLES AND CONTRACT ASSET BY GEOGRAPHIC REGION

As of December 31, 2023, the exposure to credit risk for trade receivables and contract asset (in thousands) by geographic region was as follows:

	December 31, 2023	December 31, 2022
US	4,607	1,105
Other Regions	1,834	442
Trade Receivables	6,441	1,547

SCHEDULE OF DETAILED INFORMATION ABOUT NATURE AND EXTENT OF RISKS ARISING FROM FINANCIAL INSTRUMENTS

	Average Rate		Period-end Spot Rate
	Strengthening	Weakening	Strengthening	Weakening
Balance at, December 31, 2023
CAD (-5% movement)	485	(485)	655	(655)
ILS (-5% movement)	33	(33)	121	(121)
Balance at, December 31, 2022
CAD (-5% movement)	355	(355)	456	(456)
ILS (-5% movement)	2	(2)	6	(6)

SCHEDULE OF DETAILED INFORMATION ABOUT FOREIGN CURRENCY RISK MANAGEMENT

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities (in thousands) at the reporting date are as follows:

	Liabilities		Assets
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
CAD	(13,463)	(7,058)	4,949	3,474
ILS	(178)	(82)	7,494	7,724
Total Exposure	(13,641)	(7,140)	12,443	11,198